Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals
	December 31, 2020	December 31, 2019
	US$’000	US$’000
Accrued payroll	13,609	6,633
Other payables	85,559	64,221
	99,168	70,854